DESCRIPTION OF THE PLAN (Details) - EBP 118	12 Months Ended
	Dec. 31, 2025 USD ($) loan hardship yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	1 month
Automatic enrollment period following eligibility	45 days
Pretax, maximum annual compensation to total compensation, percentage	85.00%
Automatic deferral rate	6.00%
Common stock fund percentage of total account, percent threshold	50.00%
Vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age | yr	65
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Time period for loans used to reduce maximum borrowing amount	12 months
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	30 years
Maximum number of loans outstanding | loan	2
Maximum number of primary residence loans outstanding | loan	1
Basis spread on variable rate	1.00%
Loan initiation fee	$ 50
Preceding period for general withdrawals	24 months
Annual number of hardship withdrawals, maximum | hardship	3
Qualified birth and adoption withdrawals per child, maximum	$ 5,000
Eligibility period from birth or adoption date	1 year
Involuntary cash-out limit	$ 7,000
Involuntary cash-out threshold for automatic distribution to IRA	$ 0.01
Death benefit lump-sum payment period	10 years
Benefit liquidation period for minor eligible designated beneficiary	10 years
Benefit liquidation period for non-designated beneficiary	5 years
Threshold age of death for continued annual benefit payments to non-designated beneficiary | yr	72
Forfeited nonvested account	$ 63,400	$ 160,600
Forfeited nonvested account, decrease from employer contribution	$ 3,261,000
EBP, General Employer Matching Contribution
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
EBP, Employer Contribution, Hourly Non-Union Employee, Tranche 1
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP, Employer Contribution, Hourly Non-Union Employee, Tranche 2
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	3.00%
EBP, Employer, Common Stock Fund
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Participant loan, interest rate	9.75%
Distribution installment period	20 years
Death benefit installment payment period	10 years
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	4.00%
Participant loan, interest rate	4.25%
Distribution installment period	5 years
Death benefit installment payment period	1 year